Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The provision for (benefit from) income taxes consists of the following:

	Year Ended December 31,
	2013	2012	2011
Current
Federal	$(4)	$(109)	$—
State	12	(16)	(3)
Foreign	36	7	36
Current income tax provision (benefit)	44	(118)	33

Deferred
Federal	28	93	36
State	8	20	10
Foreign	1	15	(14)
Deferred income tax provision	37	128	32
Provision for income taxes	$81	$10	$65

Pretax income (loss) for domestic and foreign operations consists of the following:

	Year Ended December 31,
	2013	2012	2011
United States (a)	$4	$233	$74
Foreign (b)	93	67	(38)
Pretax income	$97	$300	$36
__________

(a)	For the years ended December 31, 2013 and 2012, includes debt extinguishment costs of $147 million and $75 million, respectively.

(b)	For the year ended December 31, 2011, includes $128 million of transaction-related costs.

Current and non-current deferred income tax assets and liabilities are comprised of the following:

	As of December 31,
	2013	2012
Current deferred income tax assets:
Accrued liabilities and deferred revenue	$209	$179
Provision for doubtful accounts	12	10
Acquisition and integration-related liabilities	10	8
Convertible note hedge	1	3
Valuation allowance (a)	(28)	(22)
Current deferred income tax assets	204	178

Current deferred income tax liabilities:
Accrued liabilities and deferred revenue	5	6
Prepaid expenses	22	26
Current deferred income tax liabilities	27	32
Current deferred income tax assets, net	$177	$146

Non-current deferred income tax assets:
Net tax loss carryforwards	$1,431	$1,454
Accrued liabilities and deferred revenue	137	151
Depreciation and amortization	15	54
Tax credits	75	62
Convertible note hedge	—	2
Acquisition and integration-related liabilities	16	16
Other	46	36
Valuation allowance (a)	(319)	(276)
Non-current deferred income tax assets	1,401	1,499

Non-current deferred income tax liabilities:
Depreciation and amortization	101	42
Other	1	3
Non-current deferred income tax liabilities	102	45
Non-current deferred income tax assets, net	$1,299	$1,454
__________

(a)
The valuation allowance of $347 million at December 31, 2013 relates to tax loss carryforwards, foreign tax credits and certain state deferred tax assets of $279 million, $46 million and $22 million, respectively. The valuation allowance will be reduced when and if the Company determines it is more likely than not that the related deferred income tax assets will be realized. The valuation allowance of $298 million at December 31, 2012 relates to tax loss carryforwards, foreign tax credits and certain state deferred tax assets of $227 million, $53 million and $18 million, respectively.

Deferred income tax assets and liabilities related to vehicle programs are comprised of the following:

	As of December 31,
	2013	2012
Deferred income tax assets:
Depreciation and amortization	$51	$49
	51	49
Deferred income tax liabilities:
Depreciation and amortization	2,228	2,212
	2,228	2,212
Deferred income tax liabilities under vehicle programs, net	$2,177	$2,163

At December 31, 2013, the Company had U.S. federal net operating loss carryforwards of approximately $3.3 billion, most of which expire in 2031. Such net operating loss carryforwards are primarily related to accelerated depreciation of the Company’s U.S. vehicles. Currently, the Company does not record valuation allowances on the majority of its U.S. federal tax loss carryforwards as there are adequate deferred tax liabilities that could be realized within the carryforward period. At December 31, 2013, the Company had foreign net operating loss carryforwards of approximately $445 million with an indefinite utilization period. No provision has been made for U.S. federal deferred income taxes on approximately $720 million of accumulated and undistributed earnings of foreign subsidiaries at December 31, 2013, since it is the present intention of management to reinvest the undistributed earnings indefinitely in those foreign operations. The determination of the amount of unrecognized U.S. federal deferred income tax liability for unremitted earnings is not practicable.
The reconciliation between the U.S. federal income tax statutory rate and the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory rate	35.0%	35.0%	35.0%
Adjustments to reconcile to the effective rate:
State and local income taxes, net of federal tax benefits	4.1	4.9	4.2
Changes in valuation allowances (a)	15.5	0.9	(1.3)
Taxes on foreign operations at rates different than statutory U.S. federal rates	5.9	—	(13.2)
Resolution of prior years’ examination issues	—	(42.5)	—
Non-deductible debt extinguishment costs	18.8	4.7	—
Non-deductible transaction-related costs	3.2	0.3	146.5
Other non-deductible expenses	2.3	0.6	10.1
Other	(1.3)	(0.6)	(0.7)
	83.5%	3.3%	180.6%

__________

(a)	For the year ended December 31, 2013, includes 13.1% related to our impairment expense.

The following is a tabular reconciliation of the gross amount of unrecognized tax benefits for the year:

	2013	2012	2011
Balance at January 1	$54	$186	$40
Additions for tax positions related to current year	4	4	—
Additions for tax positions for prior years	9	5	143
Additions associated with the acquisition of Avis Europe	—	—	34
Reductions for tax positions for prior years	—	(140)	(3)
Settlements	—	(1)	—
Statute of limitations	(4)	—	(28)
Balance at December 31	$63	$54	$186

In 2012, the Company recorded a reduction in its unrecognized tax benefits primarily due to an effective settlement of $128 million for pre-2007 taxes. The Company does not anticipate that total unrecognized tax benefits will change significantly in 2014.
Substantially all of the gross amount of the unrecognized tax benefits at December 31, 2013, 2012 and 2011, if recognized, would affect the Company’s provision for, or benefit from, income taxes. As of December 31, 2013, the Company’s unrecognized tax benefits were offset by tax loss carryforwards in the amount of $18 million.
The following table presents unrecognized tax benefits:

	As of December 31,
	2013	2012
Unrecognized tax benefit in non-current income taxes payable (a)	$44	$39
Accrued interest payable on potential tax liabilities (b)	28	22
__________

(a)
Pursuant to the agreements governing the disposition of certain subsidiaries in 2006, the Company is entitled to indemnification for certain pre-disposition tax contingencies. As of December 31, 2013, $15 million of unrecognized tax benefits are related to tax contingencies for which the Company believes it is entitled to indemnification.

(b)
The Company recognizes potential interest related to unrecognized tax benefits within interest expense related to corporate debt, net on the accompanying Consolidated Statements of Operations. Penalties incurred during the twelve months ended December 31, 2013, 2012 and 2011, were not significant and were recognized as a component of income taxes.